Shareholders' Equity - Bonus share award plans (Details)				12 Months Ended
	Dec. 08, 2022 EUR (€) shares	Dec. 08, 2021 EUR (€) shares	Apr. 16, 2021 EUR (€) shares	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022 plan
Bonus Share Award Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free share award plans | plan						2
Issued				373,000	589,000
AGA 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Issued		123,000	466,000
Number of shares per AGA | shares			1
Expected volatility			64.00%
Average life (years)			3 years
Risk-free rate			0.60%
AGA 2021 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date (€)			€ 9.8
AGA 2021 [Member] | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date (€)			€ 11.3
AGA 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued					466,000
AGA 2021-bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Issued		123,000			123,000
Number of shares per AGA | shares		1
Expected volatility		64.00%
Average life (years)		2 years 3 months 18 days
Risk-free rate		0.60%
AGA 2021-bis | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date (€)		€ 11.4
AGA 2021-bis | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date (€)		€ 12.2
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Holding period (year)	1 year
Issued	373,000			373,000
Number of shares per AGA | shares	1
Fair value per AGA at grant date (€)	€ 4.18